Note 16 - Borrowings	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
16	Borrowings

a)	Term Loan

During the years ended December 31, 2022 and 2021, the Company had a secured term loan with SVB that expires April 1, 2024 with total availability of US$7,750,000 bearing interest at the greater of prime plus 0.60% and 3.85%. On December 31, 2022, the prime rate was 7.50%.

The following table outlines the activity of the term loan during the years ended December 31, 2022, and 2021:

	2022	2021

Amortized cost – January 1	$5,916,956	$8,278,004
Accrued interest	401,286	436,996
Payment of interest	(266,320)	(302,157)
Principal amount repaid	(2,261,350)	(2,495,887)

Balance – December 31	3,790,572	5,916,956

The credit facilities are subject to certain general and financial covenants, including the delivery of annual audited consolidated financial statements to the holders. The credit facilities are secured by all material assets of the Company. The Company was in breach of one covenant as at December 31, 2022. Accordingly, the entire loan balance of $3,790,572 has been classified as current liabilities as at December 31, 2022. However, the Company received a waiver from SVB after December 31, 2022 indicating that it does not intend to take any action and demand repayment of the loan balance under the agreement.

b)	International loans

International term loans

International term loans outstanding amounted to $416,736 (Euro 288,239) as at December 31, 2022 (2021: $867,931: Euro 602,673). The interest rates of 1.75% to 2.53% and maturity date from May 18, 2023 to May 21, 2025 for these unsecured term loans held during the year ended December 31, 2022, and 2021.

Line of credit

The line of credit payables amounted to $15,038 (Euro 10,401) as at December 31, 2022 (2021: $14,154: Euro 10,628) and is secured against certain accounts receivable as at December 31, 2022 and 2021. The interest rates of 1.75% to Euribor + 1.95% and maturity date from April 16, 2023 to August 6, 2023 for these line of credit payables held during the year ended December 31, 2022, and 2021.

The following table outlines the current portion and non-current portion of the borrowings:

	December 31, 2022	December 31, 2021

Current portion of term loan	$3,790,572	$2,478,838
Current portion of international loans	240,752	467,312

Total current borrowings	4,031,324	2,946,150

Non-current portion of term loan	-	3,438,118
Non-current portion of international loans	191,022	414,773

Total borrowings	4,222,346	6,799,041